PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2017	2018

Medical equipment	$119,654	$144,685
Leasehold improvement	101,355	123,570
Computer equipment and application software	14,743	18,861
Furniture and fixtures	17,004	19,273
Motor vehicles	1,255	1,379
Construction in progress	195	242

Total cost	254,206	308,010
Less: accumulated depreciation and amortization	91,125	134,727

Property and equipment, net	$163,081	$173,283

Depreciation expenses charged to the consolidated statement of operations for the years ended March 31, 2016, 2017 and 2018 were $19,625, $27,560 and $34,972, respectively.